Restricted Cash (Additional Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted Cash, Current	$ 3,563	$ 603
Restricted Cash, Noncurrent	$ 3,400	$ 4,500